Securities (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Amortized Cost	$ 9,904,569
Fair Value	9,913,517	$ 8,805,745
Maturities Up to 12 months	812,198
Maturities Over 12 months	9,101,319
Amortized Cost	664,279
Fair Value	665,242	368,574
Government Bonds Brazil One [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	7,818,364
Fair Value	7,832,502	7,166,551
Maturities Up to 12 months	22,050
Maturities Over 12 months	7,810,452
Government Bonds United States [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	176,818
Fair Value	177,006	126,914
Maturities Up to 12 months	15,747
Maturities Over 12 months	161,259
Government Bonds Mexico [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	419,265
Fair Value	419,159	1,407
Maturities Up to 12 months	417,755
Maturities Over 12 months	1,404
Government Bonds Colombia [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	28,023
Fair Value	28,023
Maturities Over 12 months	28,023
Government Bonds 1 [Member]
IfrsStatementLineItems [Line Items]
Amortized Cost	8,442,470
Fair Value	8,456,690	7,294,872
Maturities Up to 12 months	455,552
Maturities Over 12 months	8,001,138
Corporate Bonds And Other Instruments 1 Debentures [Member]
IfrsStatementLineItems [Line Items]
Maturities Up to 12 months	45,978
Maturities Over 12 months	1,074,228
Amortized Cost	1,125,489
Fair Value	1,120,206	1,243,841
Corporate Bonds And Other Instruments 1 Investment Funds [Member]
IfrsStatementLineItems [Line Items]
Maturities Up to 12 months	23,221
Amortized Cost	23,221
Fair Value	23,221	54,803
Corporate Bonds And Other Instruments 1 Time Deposit [Member]
IfrsStatementLineItems [Line Items]
Maturities Up to 12 months	287,447
Maturities Over 12 months	16,523
Amortized Cost	304,100
Fair Value	303,970	194,390
Corporate Bonds And Other Instruments 1 Real Estate And Agribusiness [Member]
IfrsStatementLineItems [Line Items]
Maturities Over 12 months	9,430
Amortized Cost	9,289
Fair Value	9,430	17,839
Corporate Bonds And Other Instruments 1 [Member]
IfrsStatementLineItems [Line Items]
Maturities Up to 12 months	356,646
Maturities Over 12 months	1,100,181
Amortized Cost	1,462,099
Fair Value	$ 1,456,827	$ 1,510,873